Loss Per Share - Summary Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to the Company	$ (11,126,180)	$ (7,338,130)
Denominator:
Weighted average number of vested restricted share units	207,102,641	166,547,658
Denominator used in computing loss per share - basic	3,128,519,848	2,544,609,189
Denominator used in computing loss per share - diluted	3,128,519,848	2,544,609,189
Class A and Class B Ordinary Shares
Numerator:
Net loss attributable to ordinary share of the Company - basic	$ (11,126,180)	$ (7,338,130)
Net loss attributable to ordinary share of the Company - diluted	$ (11,126,180)	$ (7,338,130)
Denominator:
Weighted average number of ordinary shares outstanding	2,921,417,207	2,378,061,531
Denominator used in computing loss per share - basic	3,128,519,848	2,544,609,189
Denominator used in computing loss per share - diluted	3,128,519,848	2,544,609,189
Loss per ordinary share - basic	$ (0.004)	$ (0.003)
Loss per ordinary share - diluted	$ (0.004)	$ (0.003)